                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2007
Payment Date                                                                                                  10/15/2007
Transaction Month                                                                                                      4

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,224,998,964.25              102,246              56.5 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  466,000,000.00             5.34852%            July 15, 2008
   Class A-2a Notes                                      $  300,000,000.00               5.420%           April 15, 2010
   Class A-2b Notes                                      $  287,596,000.00    one-month LIBOR+            April 15, 2010
   Class A-3a Notes                                      $  255,444,000.00               5.400%          August 15, 2011
   Class A-3b Notes                                      $  294,000,000.00    one-month LIBOR+           August 15, 2011
   Class A-4a Notes                                      $  144,330,000.00               5.470%            June 15, 2012
   Class A-4b Notes                                      $  145,000,000.00    one-month LIBOR+             June 15, 2012
   Class B Notes                                         $   59,759,000.00               5.600%         October 15, 2012
   Class C Notes                                         $   39,840,000.00               5.800%        February 15, 2013
   Class D Notes                                         $   39,839,000.00               7.050%        December 15, 2013
                                                         -----------------
   Total                                                 $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 6,961,285.64

PRINCIPAL:
   Principal Collections                                                                                  $36,596,038.02
   Prepayments in Full                                                                                    $15,416,312.66
   Liquidation Proceeds                                                                                   $   987,890.66
   Recoveries                                                                                             $        (3.73)
                                                                                                          --------------
      SUB TOTAL                                                                                           $53,000,237.61
                                                                                                          --------------
COLLECTIONS                                                                                               $59,961,523.25

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   213,235.34
   Purchase Amounts Related to Interest                                                                   $     2,220.10
                                                                                                          --------------
      SUB TOTAL                                                                                           $   215,455.44

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2b                                                                        $         0.00
   Net Swap Receipt - Tranche A-3b                                                                        $     1,715.00
   Net Swap Receipt - Tranche A-4b                                                                        $         0.00
                                                                                                          --------------
   AVAILABLE FUNDS                                                                                        $60,178,693.69

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2007
Payment Date                                                                                                  10/15/2007
Transaction Month                                                                                                      4

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 60,178,693.69
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 60,178,693.69
Servicing Fee                               $    1,700,888.51   $ 1,700,888.51   $    0.00   $    0.00   $ 58,477,805.18
Net Swap Payment - Tranche A-2b             $        7,589.34   $     7,589.34   $    0.00   $    0.00   $ 58,470,215.84
Net Swap Payment - Tranche A-3b             $            0.00   $         0.00   $    0.00   $    0.00   $ 58,470,215.84
Net Swap Payment - Tranche A-4b             $        1,731.94   $     1,731.94   $    0.00   $    0.00   $ 58,468,483.90
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 58,468,483.90
Interest - Class A-1 Notes                  $    1,196,478.50   $ 1,196,478.50   $    0.00   $    0.00   $ 57,272,005.40
Interest - Class A-2a Notes                 $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 55,917,005.40
Interest - Class A-2b Notes                 $    1,288,989.29   $ 1,288,989.29   $    0.00   $    0.00   $ 54,628,016.11
Interest - Class A-3a Notes                 $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 53,478,518.11
Interest - Class A-3b Notes                 $    1,322,265.00   $ 1,322,265.00   $    0.00   $    0.00   $ 52,156,253.11
Interest - Class A-4a Notes                 $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 51,498,348.86
Interest - Class A-4b Notes                 $      654,393.06   $   654,393.06   $    0.00   $    0.00   $ 50,843,955.80
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 50,843,955.80
Interest - Class B Notes                    $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 50,565,080.47
Second Priority Principal Payment           $            0.00   $         0.00   $    0.00   $    0.00   $ 50,565,080.47
Interest - Class C Notes                    $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 50,372,520.47
Third Priority Principal Payment            $   29,987,211.24   $29,987,211.24   $    0.00   $    0.00   $ 20,385,309.23
Interest - Class D Notes                    $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 20,151,255.10
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $ 20,151,255.10
Regular Principal Payment                   $  257,630,577.25   $20,151,255.10   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $60,178,693.69

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $         0.00
                                                                      Third Priority Principal Payment   $29,987,211.24
                                                                      Regular Principal Payment          $20,151,255.10
                                                                                                         --------------
                                                                      TOTAL                              $50,138,466.34

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                         ORIGINAL                          ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE           ACTUAL          BALANCE
                         --------------   -------------   -------------   -------------    --------------   --------------
Class A-1 Notes          $50,138,466.34   $      107.59   $1,196,478.50   $        2.57    $51,334,944.84   $       110.16
Class A-2a Notes         $         0.00   $        0.00   $1,355,000.00   $        4.52    $ 1,355,000.00   $         4.52
Class A-2b Notes         $         0.00   $        0.00   $1,288,989.29   $        4.48    $ 1,288,989.29   $         4.48
Class A-3a Notes         $         0.00   $        0.00   $1,149,498.00   $        4.50    $ 1,149,498.00   $         4.50
Class A-3b Notes         $         0.00   $        0.00   $1,322,265.00   $        4.50    $ 1,322,265.00   $         4.50
Class A-4a Notes         $         0.00   $        0.00   $  657,904.25   $        4.56    $   657,904.25   $         4.56
Class A-4b Notes         $         0.00   $        0.00   $  654,393.06   $        4.51    $   654,393.06   $         4.51
Class B Notes            $         0.00   $        0.00   $  278,875.33   $        4.67    $   278,875.33   $         4.67
Class C Notes            $         0.00   $        0.00   $  192,560.00   $        4.83    $   192,560.00   $         4.83
Class D Notes            $         0.00   $        0.00   $  234,054.13   $        5.88    $   234,054.13   $         5.88
                         --------------                   --------------                   --------------
TOTAL                    $50,138,466.34                   $8,330,017.56                    $58,468,483.90

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2007
Payment Date                                                                                                  10/15/2007
Transaction Month                                                                                                      4

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                        $  287,617,788.49     0.6172056   $  237,479,322.15     0.5096123
Class A-2a Notes                                       $  300,000,000.00     1.0000000   $  300,000,000.00     1.0000000
Class A-2b Notes                                       $  287,596,000.00     1.0000000   $  287,596,000.00     1.0000000
Class A-3a Notes                                       $  255,444,000.00     1.0000000   $  255,444,000.00     1.0000000
Class A-3b Notes                                       $  294,000,000.00     1.0000000   $  294,000,000.00     1.0000000
Class A-4a Notes                                       $  144,330,000.00     1.0000000   $  144,330,000.00     1.0000000
Class A-4b Notes                                       $  145,000,000.00     1.0000000   $  145,000,000.00     1.0000000
Class B Notes                                          $   59,759,000.00     1.0000000   $   59,759,000.00     1.0000000
Class C Notes                                          $   39,840,000.00     1.0000000   $   39,840,000.00     1.0000000
Class D Notes                                          $   39,839,000.00     1.0000000   $   39,839,000.00     1.0000000
                                                       -----------------     ---------   -----------------     ---------
TOTAL                                                  $1,853,425,788.49     0.9122052   $1,803,287,322.15     0.8875284
POOL INFORMATION
   Weighted Average APR                                                          4.335%                            4.319%
   Weighted Average Remaining Term                                               54.06                             53.20
   Number of Receivables Outstanding                                            95,286                            92,831
   Pool Balance                                                      $2,041,066,208.40                 $1,987,203,303.56
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $1,830,295,287.06                 $1,783,599,577.25
   Pool Factor                                                               0.9173336                         0.8931255

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                             $   11,124,994.82
Targeted Credit Enhancement Amount                                                                     $   19,872,033.04
Yield Supplement Overcollateralization Amount                                                          $  203,603,726.31
Targeted Overcollateralization Amount                                                                  $  212,350,764.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  183,915,981.41


VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,124,994.82
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,124,994.82
Change in Reserve Account                                                                                          $0.00

Specified Reserve  Balance                                                                             $   11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        September, 2007
Payment Date                                                                                                  10/15/2007
Transaction Month                                                                                                      4

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES        AMOUNT
                                                                                        ----------------     -----------
Realized Loss                                                                                        280   $  649,428.16
(Recoveries)                                                                                           3   $       (3.73)
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $  649,431.89
Cumulative Net Losses Last Collection                                                                      $  487,332.97
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $1,136,764.86

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.38%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           1.05%               912   $20,855,007.08
61-90 Days Delinquent                                                           0.11%                96   $ 2,155,732.10
91-120 Days Delinquent                                                          0.03%                20   $   532,181.27
Over 120 Days Delinquent                                                        0.01%                 4   $   109,713.45
                                                                                ----              -----   --------------

TOTAL DELINQUENT RECEIVABLES                                                    1.19%             1,032   $23,652,633.90

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 95   $ 2,167,724.57
Total Repossesed Inventory                                                                          107   $ 2,611,058.30

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0686%
Preceding Collection Period                                                                                       0.2070%
Current Collection Period                                                                                         0.3869%
Three Month Average                                                                                               0.2208%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0519%
Preceding Collection Period                                                                                       0.0829%
Current Collection Period                                                                                         0.1293%
Three Month Average                                                                                               0.0880%